Share-based compensation	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Share-based compensation
29	Share-based compensation
The Company maintain as part of its Executive Compensation Policy long-term incentives plan (“LTI”), applicable to all executive officers and other Company executives, with the main objectives of (i) maintain and attract highly qualified personnel for the Company, (ii) assure those who are able to contribute to improving the Company’s performance of the right to participate in the results of their contribution, and (iii) also to ensure the continuity of the Company’s management by aligning the interests of executives with those of shareholders.
The Company’s LTI current policy is comprised of share-based compensation settled in cash (phantom shares plan). Previously, the Company also maintained shared-based compensation plan settled in stock options. The remaining stock options of last grant (March 20, 2013) were cancelled during the first quarter of 2020 (295.208 stock options were outstanding as of December 31, 2019).

29.1	Phantom shares plan
The plan is based on the granting of virtual shares to directors and managers and the main objective is to attract and keep highly qualified staff in the Company and its subsidiaries to ensure continuity of management and align the interests of directors and key personnel of the Company and controlled entities to those of the Company’s shareholders.

The value of the long-term incentives will be converted at the average price of the Company’s shares in the last 30 trading days by determining the quantity of virtual shares allocated to each participant, divided into two classes, with 50% in the form of restricted virtual shares and 50% in the form of virtual performance shares.
The Company will pay the LTI by converting the quantity of virtual shares into reais at the average quoted price (weighted by trading volume) of the Company’s shares in the last 10 trading days, as follows:

•	restricted virtual shares: (i) 33% on the third anniversary of the grant date; (ii) 33% on the fourth anniversary of the grant date, and (iii) 34% on the fifth anniversary of the grant date; and

•
A change in the virtual performance share calculation was approved in August 2017. Virtual performance shares granted in 2015, 2016 and 2017 will be paid in 2020, while those granted in 2018 will be paid in 2021. The amounts payable will now be based on the internal cost reduction target and not on the Economic Value-Added indicator.

The amounts resulting from conversion of virtual shares will be added to the amounts equivalent to dividends and interest on own capital effectively paid by the Company during the vesting period.
The fair value of virtual shares is determined based on the average price (weighted by trading volume) of the Company’s shares (EMBR3-R$) for the last 10 trading days prior to the close of the period, applied to the number of virtual shares assigned to each participant in proportion to the vesting period.

	Amount of virtual stock	Grant value (i)	Amount of virtual stock (ii)	Fair value of shares (R$) (iii)	Fair value of shares (US$) (iii)
Grants on March 10, 2016	1,095,720	31.1	115,308	1.0	0.2
Grants on June 09, 2016	55,994	1.1	7,722	0.1	—
Grants on August 25, 2016	70,978	1.1	10,659	0.1	—
Grants on August 24, 2017	1,930,350	30.5	446,656	4.0	0.8
Grants on April 12, 2018	1,622,986	35.2	996,805	9.0	1.7
Grants on March 12, 2019	1,160,552	22.4	613,695	5.5	1.1
Grants on March 24, 2020	1,401,293	23.8	344,679	3.1	0.6
Grants on November 13, 2020	6,530,000	43.6	362,778	3.3	0.6

At December 31, 2020	13,867,873	188.8	2,898,302	26.1	5.0

	Amount of virtual stock	Grant value (i)	Amount of virtual stock (ii)	Fair value of shares (R$) (iii)	Fair value of shares (US$) (iii)
Grants on March 03, 2015	1,237,090	30.2	650,178	12.3	3.1
Grants on March 10, 2016	1,095,720	31.1	685,272	13.0	3.2
Grants on June 09, 2016	55,994	1.1	43,325	0.8	0.2
Grants on August 25, 2016	70,978	1.1	59,172	1.1	0.3
Grants on August 24, 2017	1,930,350	30.5	1,535,154	29.1	7.2
Grants on April 12, 2018	1,622,986	35.2	794,616	15.0	3.7
Grants on March 12, 2019	964,198	18.6	234,598	4.4	1.1

At December 31, 2019	6,977,316	147.8	4,002,315	75.7	18.8

(i)	Refers to the estimated fair value of total virtual shares to be granted in each grant date.
(ii)	Outstanding virtual shares until December 31, 2020 and 2019 considering the plan’s vesting period and less the virtual shares already paid to the beneficiaries.
(iii)	Fair value of virtual shares as of December 31, 2020 and 2019 considering the plan’s vesting period and fair value of Embraer’s shares in the market on each date based on the plan’s requirements.